COMMITMENTS AND CONTIGENCIES (Details Narrative) - 12 months ended Dec. 31, 2024 ¥ in Millions	USD ($)	CNY (¥)	CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Litigation liabilities	$ 5,780,000		¥ 42.2
Accounts payable	3,025,277		¥ 22.1
Accrued legal expenses	$ 2,750,033	¥ 20.1